Contingent liabilities, contractual commitments, and guarantees (Tables)	6 Months Ended
Jun. 30, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of contingent liabilities, contractual commitments and guarantees

	At
	30 Jun 2025	31 Dec 2024
	£m	£m
Guarantees and other contingent liabilities:
– financial guarantees	2,855	2,876
– performance and other guarantees	20,325	19,464
– other contingent liabilities	18	18
At the end of the period	23,198	22,358
Commitments:[1]
– documentary credits and short-term trade-related transactions	1,368	1,588
– forward asset purchases and forward deposits placed	56,860	32,672
– standby facilities, credit lines and other commitments to lend	93,370	93,746
At the end of the period	151,598	128,006
1Includes £145,623m of commitments at 30 June 2025 (31 December 2024: £121,764m), to which the impairment requirements in IFRS 9 are applied where the group has become party to an irrevocable commitment.